Stock-Based Compensation - Schedule of Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Retirement Benefits [Abstract]
Number of Options, Outstanding Beginning Balance
Number of Options, Granted	2,900,000
Number of Options, Exercised
Number of Options, Forfeited
Number of Options, Outstanding Ending Balance	2,900,000
Number of Options, Options Exercisable, Ending Balance	733,331
Weighted Average Grant-Date Fair Value, Options Outstanding, Beginning Balance
Weighted Average Grant-Date Fair Value, Granted	0.10
Weighted Average Grant-Date Fair Value, Exercised
Weighted Average Grant-Date Fair Value, Forfeited
Weighted Average Grant-Date Fair Value, Options Outstanding, Ending balance	0.10
Weighted Average Grant-Date Fair Value, Options Exercisable, Ending balance	0.10
Weighted Average Exercise Price, Options Outstanding, Beginning Balance
Weighted Average Exercise Price, Granted	0.10
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited
Weighted Average Exercise Price, Options Outstanding, Ending balance	0.10
Weighted Average Exercise Price, Options Exercisable, Ending balance	$ 0.10
Weighted Average Remaining Life, Granted	9 years 9 months 18 days	0 years
Weighted Average Remaining Life, Options Outstanding	9 years 9 months 18 days	0 years
Weighted Average Remaining Life, Options Exercisable	9 years 9 months 18 days	0 years